Acquisition of Zyga Technology Inc.- Proforma Information (Detail) - Zyga Technology Inc [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Business Combinations [Line Items]
Revenues	$ 4,809
Net loss applicable to common shares	$ (2,640)